Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
February 13, 2023
Prospectus

Effective June 30, 2023, Christopher Lee no longer serves as a Co-Portfolio Manager of each fund.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptive Automation ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptive Communications ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptive Finance ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptive Medicine ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptive Technology ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements information for Fidelity® Disruptors ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Risteard Hogan (Co-Portfolio Manager) has managed the fund since 2023.
Effective June 30, 2023, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Risteard Hogan is Co-Portfolio Manager of each fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.
DRA-PSTK-0623-100 1.9910215.100	June 21, 2023